Operating expenses, Voyage Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expense [Abstract]
Bunkers	$ 150,682	$ 133,332	$ 154,182
Other voyage related expenses	28,941	32,335	31,320
Total voyage expenses	$ 179,623	$ 165,667	$ 185,502